Total revenue and income - Summary of Total Revenue and Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Net revenue from transaction activities and other services	R$ 2,617,407	R$ 1,626,853	R$ 1,144,086
Revenue recognized at point in time	2,617,407	1,626,853	1,144,086
Net revenue from subscription services and equipment rental	1,760,915	1,071,932	388,033
Finance income	4,638,022	1,877,683	1,647,017
Other Financial Income	572,601	247,293	140,687
Revenue recognized over time	6,971,538	3,196,908	2,175,737
Total revenue and income	R$ 9,588,945	R$ 4,823,761	R$ 3,319,823
Minimum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	3.00%
Maximum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Transaction Activities And Other Services
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Social security levied on gross revenue	4.50%
Transaction Activities And Other Services | Minimum
Disclosure of significant accounting policies [line items]
Taxes on service	2.00%
Transaction Activities And Other Services | Maximum
Disclosure of significant accounting policies [line items]
Taxes on service	5.00%
Financial Income
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	4.00%